Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues	$ 1,403	$ 15,169	$ 3,917	$ 15,969	$ 58,505	$ 14,878
Cost of revenues	853	13,888	2,090	14,186	53,448	2,309
Gross Profit	550	1,281	1,827	1,783	5,057	12,569
Operating Expenses
Research and development	121,661	128,315	264,698	269,167	515,787	898,721
Sales and marketing	37,365	24,608	67,312	55,535	107,816	154,648
General and administrative	2,917,604	120,862	3,225,481	254,043	452,940	489,094
Total Operating Expenses	3,076,630	273,785	3,557,491	578,745	1,076,543	1,542,463
Loss from Operations	(3,076,080)	(272,504)	(3,555,664)	(576,962)	(1,071,486)	(1,529,894)
Other (Expense)/Income
Interest expense- related party	(72,387)	(57,013)	(143,820)	(107,288)	(238,880)	(87,692)
Interest Expense	(119,856)		(209,410)
Gain on extinguishment of debt			14,554
(Loss)/gain on foreign exchange, net	(57,090)	331,326	(136,005)	539,284	526,576	(231,034)
Interest income					1	1
Total Other (Expense)/Income	(249,333)	274,313	(474,681)	431,996	287,697	(318,725)
(Loss)/Income Before Income Taxes	(3,325,413)	1,809	(4,030,345)	(144,966)	(783,789)	(1,848,619)
Income taxes
Net (Loss)/Income	$ (3,325,413)	$ 1,809	$ (4,030,345)	$ (144,966)	$ (783,789)	$ (1,848,619)
Net (Loss)/Income Per Share – Basic	$ (0.22)	$ 0	$ (0.27)	$ (0.01)	$ (0.05)	$ (0.12)
Net (Loss)/Income Per Share – Diluted	$ (0.22)	$ 0	$ (0.27)	$ (0.01)	$ (0.05)	$ (0.12)
Weighted average shares outstanding, basic	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Weighted average shares outstanding, diluted	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000